Structured Entities - Carrying amounts of assets & liabilities recognised in its financial statements relating to DBs interests (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Total assets	€ 1,440,000	€ 1,391,000	€ 1,317,000
Total
Assets:
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	2	3
Central bank funds sold and securities purchased under resale agreements	7,536	5,923
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	91,184	81,105
Trading assets	12,622	10,490
Positive market values from derivative financial instruments	4,866	6,636
Non-trading financial assets mandatory at fair value through profit or loss	73,695	63,978
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	1,088	1,885
Loans at amortized cost	110,764	119,003
Other	10,808	12,871
Total assets	221,383	220,788
Liabilities
Total financial liabilities at fair value through profit or loss	5,561	6,733
Negative market values from derivative financial instruments	5,561	6,733
Other short-term borrowings	0	0
Other liabilities	0	0
Total liabilities	5,561	6,733
Off-balance sheet exposure	28,207	29,089
Total	244,028	243,144
Repackaging and Investment Entities
Assets:
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	1
Central bank funds sold and securities purchased under resale agreements	0	0
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	249	321
Trading assets	166	152
Positive market values from derivative financial instruments	83	169
Non-trading financial assets mandatory at fair value through profit or loss	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Loans at amortized cost	207	188
Other	87	1
Total assets	543	510
Liabilities
Total financial liabilities at fair value through profit or loss	414	1
Negative market values from derivative financial instruments	414	1
Other short-term borrowings	0	0
Other liabilities	0	0
Total liabilities	414	1
Off-balance sheet exposure	0	0
Total	129	509
Third Party Funding Entities
Assets:
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	777	1,009
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	3,150	4,314
Trading assets	1,751	2,489
Positive market values from derivative financial instruments	326	386
Non-trading financial assets mandatory at fair value through profit or loss	1,072	1,439
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	579	1,212
Loans at amortized cost	50,712	63,015
Other	642	735
Total assets	55,860	70,285
Liabilities
Total financial liabilities at fair value through profit or loss	19	45
Negative market values from derivative financial instruments	19	45
Other short-term borrowings	0	0
Other liabilities	0	0
Total liabilities	19	45
Off-balance sheet exposure	5,459	8,085
Total	61,300	78,325
Securitisation vehicles
Assets:
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	0	0
Central bank funds sold and securities purchased under resale agreements	902	382
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	5,893	4,652
Trading assets	4,462	3,773
Positive market values from derivative financial instruments	29	38
Non-trading financial assets mandatory at fair value through profit or loss	1,401	841
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	423	479
Loans at amortized cost	36,059	34,260
Other	4,117	4,361
Total assets	47,393	44,134
Liabilities
Total financial liabilities at fair value through profit or loss	191	138
Negative market values from derivative financial instruments	191	138
Other short-term borrowings	0	0
Other liabilities	0	0
Total liabilities	191	138
Off-balance sheet exposure	15,118	12,915
Total	62,320	56,912
Investment funds
Assets:
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	2	2
Central bank funds sold and securities purchased under resale agreements	5,857	4,532
Securities borrowed	0	0
Total financial assets at fair value through profit or loss	81,892	71,818
Trading assets	6,243	4,075
Positive market values from derivative financial instruments	4,428	6,044
Non-trading financial assets mandatory at fair value through profit or loss	71,221	61,699
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	87	194
Loans at amortized cost	23,786	21,540
Other	5,962	7,774
Total assets	117,587	105,858
Liabilities
Total financial liabilities at fair value through profit or loss	4,937	6,549
Negative market values from derivative financial instruments	4,937	6,549
Other short-term borrowings	0	0
Other liabilities	0	0
Total liabilities	4,937	6,549
Off-balance sheet exposure	7,629	8,089
Total	€ 120,279	€ 107,398